UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 09525

                               RYDEX DYNAMIC FUNDS
               (Exact name of registrant as specified in charter)

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
               (Address of principal executive offices) (Zip code)

                               CARL G. VERBONCOEUR
                               RYDEX SERIES FUNDS
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100

                   Date of fiscal year end: DECEMBER 31, 2006

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 87.5%
FINANCIALS 18.4%
  BANKS 5.1%
  Bank of America Corp.                                109,909   $    5,005,256
  Wells Fargo & Co.                                     39,660        2,533,084
  Wachovia Corp.+                                       38,390        2,151,759
  U.S. Bancorp+                                         42,611        1,299,636
  SunTrust Banks, Inc.                                   8,770          638,105
  Fifth Third Bancorp+                                  13,150          517,584
  BB&T Corp.+                                           12,674          496,821
  PNC Financial Services Group,
      Inc.                                               6,911          465,179
  National City Corp.                                   12,946          451,815
  Regions Financial Corp.                               10,800          379,836
  KeyCorp+                                               9,595          353,096
  North Fork Bancorporation,
      Inc.+                                             11,260          324,626
  Comerica, Inc.                                         3,846          222,953
  AmSouth Bancorp+                                       8,177          221,188
  Marshall & Ilsley Corp.+                               4,970          216,593
  M&T Bank Corp.                                         1,882          214,811
  Zions Bancorporation                                   2,470          204,343
  Synovus Financial Corp.                                7,410          200,737
  Compass Bancshares, Inc.                               2,920          147,781
  Huntington Bancshares, Inc.                            5,890          142,126
  First Horizon National Corp.+                          2,980          124,117
                                                                 --------------

TOTAL BANKS                                                          16,311,446
                                                                 --------------
  INSURANCE 4.1%
  American International Group,
      Inc.                                              61,423        4,059,446
  Prudential Financial, Inc.                            11,710          887,735
  MetLife, Inc.+                                        17,940          867,758
  Allstate Corp.+                                       15,262          795,303
  St. Paul Travelers Cos., Inc.                         16,472          688,365
  Hartford Financial Services
      Group, Inc.                                        7,165          577,141
  AFLAC, Inc.                                           11,790          532,083
  Progressive Corp.                                      4,650          484,809
  Chubb Corp.                                            4,730          451,431
  ACE Ltd.                                               7,628          396,732
  Marsh & McLennan Cos., Inc.+                          12,940          379,918
  Lincoln National Corp.+                                6,690          365,207
  Loews Corp.                                            3,210          324,852
  Principal Financial Group,
      Inc.                                               6,610          322,568
  Aon Corp.+                                             7,624          316,472

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Genworth Financial, Inc. --                            8,920   $      298,196
      Class A
  XL Capital Ltd.                                        4,130          264,774
  Ambac Financial Group, Inc.                            2,500          199,000
  MBIA, Inc.+                                            3,172          190,732
  Cincinnati Financial Corp.                             4,125          173,539
  SAFECO Corp.                                           2,920          146,613
  UnumProvident Corp.+                                   7,070          144,794
  Torchmark Corp.                                        2,450          139,895
                                                                 --------------

TOTAL INSURANCE                                                      13,007,363
                                                                 --------------
  CAPITAL MARKETS 3.1%
  Merrill Lynch & Co., Inc.+                            21,735        1,711,849
  Goldman Sachs Group, Inc.                             10,321        1,619,984
  Morgan Stanley+                                       25,411        1,596,319
  Lehman Brothers Holdings, Inc.                         6,402          925,281
  Bank of New York Co., Inc.                            18,250          657,730
  State Street Corp.+                                    7,880          476,188
  Charles Schwab Corp.+                                 24,425          420,354
  Bear Stearns Cos., Inc.                                2,820          391,134
  Mellon Financial Corp.+                                9,797          348,773
  Franklin Resources, Inc.                               3,610          340,206
  Ameriprise Financial, Inc.                             5,930          267,206
  E*Trade Financial Corp.*                               9,895          266,967
  T. Rowe Price Group, Inc.                              3,119          243,937
  Northern Trust Corp.                                   4,383          230,108
  Janus Capital Group, Inc.+                             5,080          117,704
  Federated Investors, Inc. --
      Class B                                            1,992           77,788
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 9,691,528
                                                                 --------------
  DIVERSIFIED FINANCIALS 3.1%
  Citigroup, Inc.                                      118,110        5,579,516
  J.P. Morgan Chase & Co.                               82,485        3,434,675
  Moody's Corp.+                                         5,762          411,753
  CIT Group, Inc.                                        4,730          253,150
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          9,679,094
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.4%
  Fannie Mae                                            22,901        1,177,111
  Washington Mutual, Inc.+                              23,459          999,823
  Freddie Mac                                           16,355          997,655
  Countrywide Financial Corp.+                          14,274          523,856
  Golden West Financial Corp.+                           6,060          411,474
  Sovereign Bancorp, Inc.                                8,450          185,139

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  MGIC Investment Corp.                                  2,070   $      137,924
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      4,432,982
                                                                 --------------
  REAL ESTATE 0.8%
  Simon Property Group, Inc.+                            4,330          364,326
  Equity Office Properties Trust                         9,610          322,704
  Equity Residential+                                    6,870          321,447
  ProLogis                                               5,760          308,160
  Vornado Realty Trust+                                  2,812          269,952
  Archstone-Smith Trust+                                 5,050          246,289
  Boston Properties, Inc.                                2,100          195,825
  KIMCO Realty Corp.                                     4,710          191,414
  Plum Creek Timber Co., Inc.
      (REIT)                                             4,365          161,200
  Public Storage, Inc.                                   1,960          159,211
  Apartment Investment &
      Management Co. -- Class A+                         2,278          106,838
                                                                 --------------

TOTAL REAL ESTATE                                                     2,647,366
                                                                 --------------
  CONSUMER FINANCE 0.8%
  American Express Co.                                  29,294        1,539,400
  Capital One Financial Corp.+                           7,118          573,141
  SLM Corp.                                              9,870          512,648
                                                                 --------------

TOTAL CONSUMER FINANCE                                                2,625,189
                                                                 --------------

TOTAL FINANCIALS                                                     58,394,968
                                                                 --------------
INFORMATION TECHNOLOGY 14.0%
  COMPUTERS & PERIPHERALS 3.2%
  International Business
      Machines Corp.                                    37,092        3,058,977
  Hewlett-Packard Co.                                   66,930        2,201,997
  Dell, Inc.*+                                          55,692        1,657,394
  Apple Computer, Inc.*                                 20,152        1,263,933
  EMC Corp./MA*                                         56,237          766,510
  Sun Microsystems, Inc.*+                              81,890          420,096
  Network Appliance, Inc.*+                              8,850          318,866
  NCR Corp.*+                                            4,315          180,324
  Lexmark International, Inc.*                           2,559          116,127
  QLogic Corp.*+                                         3,820           73,917
  Gateway, Inc.*                                         6,250           13,688
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                        10,071,829
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  SOFTWARE 3.0%
  Microsoft Corp.                                      210,280   $    5,721,719
  Oracle Corp.*                                         89,166        1,220,682
  Adobe Systems, Inc.*+                                 14,190          495,515
  Symantec Corp.*                                       24,690          415,533
  Electronic Arts, Inc.*                                 7,190          393,437
  CA, Inc.+                                             10,802          293,922
  Intuit, Inc.*+                                         4,190          222,866
  Autodesk, Inc.*                                        5,464          210,473
  Citrix Systems, Inc.*+                                 4,218          159,862
  BMC Software, Inc.*+                                   5,036          109,080
  Compuware Corp.*                                       9,060           70,940
  Novell, Inc.*                                          9,217           70,787
  Parametric Technology Corp.*+                          2,628           42,915
                                                                 --------------

TOTAL SOFTWARE                                                        9,427,731
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 2.7%
  Cisco Systems, Inc.*                                 145,543        3,153,917
  Qualcomm, Inc.                                        39,189        1,983,355
  Motorola, Inc.+                                       59,149        1,355,103
  Corning, Inc.*                                        36,581          984,395
  Lucent Technologies, Inc.*+                          105,747          322,528
  Tellabs, Inc.*+                                       10,664          169,557
  JDS Uniphase Corp.*+                                  39,659          165,378
  Comverse Technology, Inc.*+                            4,785          112,591
  Avaya, Inc.*+                                          9,870          111,531
  Ciena Corp.*                                          13,780           71,794
  ADC Telecommunications, Inc.*                          2,769           70,859
  Andrew Corp.*                                          3,770           46,296
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        8,547,304
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.6%
  Intel Corp.                                          139,210        2,693,714
  Texas Instruments, Inc.                               37,868        1,229,574
  Applied Materials, Inc.                               37,540          657,325
  Broadcom Corp. -- Class A*                            10,420          449,727
  Advanced Micro Devices, Inc.*+                        11,380          377,361
  Analog Devices, Inc.+                                  8,660          331,591
  Maxim Integrated Products, Inc.                        7,590          281,969
  Freescale Semiconductor, Inc. -- Class B*              9,710          269,647
  Linear Technology Corp.+                               7,230          253,628
  Nvidia Corp.*+                                         4,050          231,903

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  KLA-Tencor Corp.+                                      4,722   $      228,356
  National Semiconductor Corp.+                          7,992          222,497
  Micron Technology, Inc.*+                             14,645          215,574
  Xilinx, Inc.                                           8,160          207,754
  Altera Corp.*+                                         8,500          175,440
  LSI Logic Corp.*+                                      9,274          107,208
  Novellus Systems, Inc.*                                3,160           75,840
  Teradyne, Inc.*+                                       4,690           72,742
  PMC - Sierra, Inc.*+                                   4,400           54,076
  Applied Micro Circuits Corp.*                          6,960           28,327
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             8,164,253
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 1.2%
  Google, Inc. -- Class A*                               4,740        1,848,600
  eBay, Inc.*+                                          27,293        1,066,064
  Yahoo!, Inc.*+                                        29,860          963,284
  VeriSign, Inc.*+                                       5,790          138,902
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    4,016,850
                                                                 --------------
  IT CONSULTING & SERVICES 0.9%
  First Data Corp.                                      18,152          849,877
  Automatic Data Processing, Inc.                       13,710          626,273
  Paychex, Inc.                                          7,896          328,947
  Electronic Data Systems Corp.+                        12,174          326,628
  Computer Sciences Corp.*                               4,410          244,976
  Fiserv, Inc.*+                                         4,370          185,944
  Affiliated Computer Services,
      Inc. -- Class A*                                   2,780          165,855
  Sabre Holdings Corp.+                                  3,116           73,319
  Convergys Corp.*+                                      3,306           60,202
  Unisys Corp.*                                          8,090           55,740
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        2,917,761
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*                           10,150          381,133
  Jabil Circuit, Inc.*                                   4,135          177,226
  Molex, Inc.+                                           3,370          111,884
  Solectron Corp.*                                      21,640           86,560
  Tektronix, Inc.                                        1,934           69,063
  Symbol Technologies, Inc.                              5,993           63,406

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Sanmina-SCI Corp.*                                    12,593   $       51,631
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                940,903
                                                                 --------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                                         22,040          335,008
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                335,008
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         44,421,639
                                                                 --------------
HEALTH CARE 11.3%
  PHARMACEUTICALS 5.6%
  Pfizer, Inc.                                         174,106        4,338,721
  Johnson & Johnson, Inc.                               70,423        4,170,450
  Merck & Co., Inc.                                     51,753        1,823,258
  Abbott Laboratories                                   36,407        1,546,205
  Wyeth                                                 31,805        1,543,179
  Eli Lilly & Co.+                                      26,736        1,478,501
  Bristol-Myers Squibb Co.                              46,362        1,140,969
  Schering-Plough Corp.+                                35,010          664,840
  Allergan, Inc.+                                        3,590          389,515
  Forest Laboratories, Inc.*                             7,706          343,919
  Barr Pharmaceuticals, Inc.*                            2,504          157,702
  Mylan Laboratories, Inc.+                              5,167          120,908
  King Pharmaceuticals, Inc.*+                           5,735           98,929
  Watson Pharmaceuticals, Inc.*                          2,400           68,976
                                                                 --------------

TOTAL PHARMACEUTICALS                                                17,886,072
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 2.6%
  UnitedHealth Group, Inc.                              32,095        1,792,827
  WellPoint, Inc.*                                      15,620        1,209,457
  Cardinal Health, Inc.                                  9,982          743,859
  Aetna, Inc.                                           13,417          659,311
  Caremark Rx, Inc.*+                                   10,620          522,292
  HCA, Inc.+                                             9,650          441,873
  Medco Health Solutions, Inc.*                          7,197          411,812
  McKesson Corp.                                         7,244          377,630
  CIGNA Corp.                                            2,861          373,704
  Express Scripts, Inc.*+                                3,460          304,134
  AmerisourceBergen Corp.                                4,954          239,130
  Coventry Health Care, Inc.*+                           3,786          204,368
  Humana, Inc.*+                                         3,870          203,755
  Quest Diagnostics, Inc.                                3,846          197,300
  Laboratory Corporation of
      America Holdings*+                                 2,957          172,925

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Health Management Associates,                          5,686   $      122,647
      Inc. -- Class A+
  IMS Health, Inc.+                                      4,707          121,299
  Patterson Cos., Inc.*+                                 3,279          115,421
  Manor Care, Inc.+                                      1,870           82,935
  Tenet Healthcare Corp.*+                              11,130           82,139
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                8,378,818
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
  Medtronic, Inc.                                       28,557        1,449,268
  Guidant Corp.                                          8,022          626,197
  Baxter International, Inc.                            15,339          595,307
  Zimmer Holdings, Inc.*                                 5,860          396,136
  Becton, Dickinson & Co.                                5,850          360,243
  St. Jude Medical, Inc.*                                8,670          355,470
  Boston Scientific Corp.*+                             14,001          322,723
  Stryker Corp.                                          6,910          306,389
  Biomet, Inc.+                                          5,860          208,147
  Fisher Scientific
      International, Inc.*+                              2,920          198,706
  C.R. Bard, Inc.                                        2,463          167,016
  Hospira, Inc.*                                         3,807          150,224
  Thermo Electron Corp.*                                 3,840          142,426
  Waters Corp.*                                          2,475          106,796
  Millipore Corp.*+                                      1,226           89,572
  Bausch & Lomb, Inc.                                    1,266           80,644
  PerkinElmer, Inc.                                      3,095           72,640
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                5,627,904
                                                                 --------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*                                          27,650        2,011,537
  Gilead Sciences, Inc.*+                               10,944          680,936
  Genzyme Corp.*                                         6,147          413,201
  Biogen Idec, Inc.*                                     8,137          383,253
  Medimmune, Inc.*+                                      6,038          220,870
  Chiron Corp.*                                          2,592          118,739
  Applera Corp. - Applied
      Biosystems Group+                                  4,340          117,788
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   3,946,324
                                                                 --------------

TOTAL HEALTH CARE                                                    35,839,118
                                                                 --------------
INDUSTRIALS 10.0%
  INDUSTRIAL CONGLOMERATES 3.6%
  General Electric Co.                                 246,640        8,578,139

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  3M Co.                                                17,865   $    1,352,202
  Tyco International Ltd.+                              47,690        1,281,907
  Textron, Inc.                                          3,130          292,311
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                       11,504,559
                                                                 --------------
  AEROSPACE & DEFENSE 2.1%
  Boeing Co.                                            18,941        1,476,072
  United Technologies Corp.                             24,032        1,393,135
  Honeywell International, Inc.                         19,650          840,431
  Lockheed Martin Corp.+                                 8,481          637,178
  General Dynamics Corp.                                 9,478          606,403
  Northrop Grumman Corp.                                 8,298          566,670
  Raytheon Co.                                          10,560          484,070
  L-3 Communications Holdings,
      Inc.+                                              2,875          246,646
  Rockwell Collins, Inc.                                 4,080          229,908
  Goodrich Corp.                                         2,925          127,559
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             6,608,072
                                                                 --------------
  MACHINERY 1.3%
  Caterpillar, Inc.                                     15,868        1,139,481
  Illinois Tool Works, Inc.                              4,848          466,911
  Deere & Co.+                                           5,607          443,233
  Danaher Corp.+                                         5,610          356,516
  Ingersoll-Rand Co. -- Class A                          7,747          323,747
  Paccar, Inc.+                                          4,010          282,625
  Eaton Corp.                                            3,520          256,854
  ITT Industries, Inc.                                   4,372          245,794
  Dover Corp.                                            4,815          233,816
  Parker Hannifin Corp.                                  2,826          227,804
  Cummins, Inc.+                                         1,097          115,295
  Pall Corp.                                             2,959           92,291
  Navistar International Corp.*                          1,460           40,267
                                                                 --------------

TOTAL MACHINERY                                                       4,224,634
                                                                 --------------
  AIR FREIGHT & COURIERS 0.9%
  United Parcel Service, Inc. --
      Class B+                                          25,839        2,051,100
  FedEx Corp.+                                           7,195          812,603
  Ryder System, Inc.                                     1,440           64,483
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                          2,928,186
                                                                 --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  ROAD & RAIL 0.7%
  Burlington Northern Santa Fe
      Corp.                                              8,831   $      735,887
  Union Pacific Corp.                                    6,273          585,585
  Norfolk Southern Corp.                                 9,754          527,399
  CSX Corp.                                              5,195          310,661
                                                                 --------------

TOTAL ROAD & RAIL                                                     2,159,532
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Waste Management, Inc.                                13,070          461,371
  Cendant Corp.                                         23,859          413,954
  Pitney Bowes, Inc.+                                    5,372          230,620
  RR Donnelley & Sons Co.+                               5,112          167,265
  Robert Half International, Inc.                        4,065          156,950
  Avery Dennison Corp.+                                  2,610          152,633
  Monster Worldwide, Inc.*+                              2,990          149,081
  Cintas Corp.+                                          3,259          138,898
  Equifax, Inc.                                          3,060          113,954
  Allied Waste Industries, Inc.*+                        5,190           63,526
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,048,252
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co.                                   9,730          813,720
  Rockwell Automation, Inc.                              4,194          301,591
  Cooper Industries Ltd. -- Class A                      2,170          188,573
  American Power Conversion Corp.                        4,068           94,011
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            1,397,895
                                                                 --------------
  BUILDING PRODUCTS 0.2%
  Masco Corp.+                                           9,855          320,189
  American Standard Cos., Inc.                           4,220          180,869
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 501,058
                                                                 --------------
  AIRLINES 0.1%
  Southwest Airlines Co.+                               16,760          301,512
                                                                 --------------

TOTAL AIRLINES                                                          301,512
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp.+                                           2,055   $      176,319
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        176,319
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                    1,810          136,383
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  136,383
                                                                 --------------

TOTAL INDUSTRIALS                                                    31,986,402
                                                                 --------------
CONSUMER DISCRETIONARY 8.9%
  MEDIA 2.8%
  Time Warner, Inc.+                                   106,610        1,789,982
  Comcast Corp. -- Class A*+                            50,986        1,333,794
  The Walt Disney Co.+                                  45,566        1,270,836
  News Corp. -- Class A+                                56,800          943,448
  Viacom, Inc. - Class B*+                              18,290          709,652
  McGraw-Hill Cos., Inc.+                                8,688          500,603
  CBS Corporation                                       18,280          438,354
  Clear Channel Communications,
      Inc.+                                             12,230          354,792
  Omnicom Group, Inc.+                                   4,235          352,564
  Gannett Co., Inc.+                                     5,632          337,469
  Univision Communications,
      Inc. -- Class A*                                   5,290          182,346
  Tribune Co.+                                           6,200          170,066
  Knight-Ridder, Inc.                                    1,595          100,820
  Interpublic Group of Cos.,
      Inc.+*                                            10,187           97,388
  EW Scripps Co. -- Class A                              2,010           89,867
  New York Times Co. -- Class A                          3,440           87,066
  Meredith Corp.                                           990           55,232
  Dow Jones & Co., Inc.                                  1,400           55,020
                                                                 --------------

TOTAL MEDIA                                                           8,869,299
                                                                 --------------
  SPECIALTY RETAIL 1.9%
  Home Depot, Inc.+                                     50,271        2,126,463
  Lowe's Cos., Inc.+                                    18,498        1,192,011
  Best Buy Co., Inc.+                                    9,620          538,047
  Staples, Inc.+                                        17,240          439,965
  TJX Cos., Inc.                                        10,900          270,538
  Office Depot, Inc.*                                    6,999          260,643
  Bed Bath & Beyond, Inc.*+                              6,640          254,976
  The Gap, Inc.+                                        13,580          253,674
  Limited Brands, Inc.                                   8,241          201,575

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AutoZone, Inc.*                                        1,310   $      130,594
  Sherwin-Williams Co.+                                  2,622          129,632
  Tiffany & Co.+                                         3,370          126,510
  AutoNation, Inc.*                                      4,290           92,449
  Circuit City Stores, Inc.+                             3,600           88,128
  RadioShack Corp.                                       3,192           61,382
  OfficeMax, Inc.                                        1,680           50,686
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                6,217,273
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.3%
  McDonald's Corp.                                      29,738        1,021,798
  Starbucks Corp.*                                      18,060          679,778
  Carnival Corp.+                                       10,270          486,490
  Starwood Hotels & Resorts
      Worldwide, Inc.                                    5,106          345,829
  Harrah's Entertainment, Inc.+                          4,360          339,906
  Yum! Brands, Inc.                                      6,535          319,300
  International Game
      Technology, Inc.+                                  7,980          281,056
  Marriott International, Inc.
      -- Class A                                         3,844          263,698
  Hilton Hotels Corp.+                                   7,796          198,486
  Wendy's International, Inc.                            2,714          168,431
  Darden Restaurants, Inc.                               3,112          127,685
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   4,232,457
                                                                 --------------
  MULTILINE RETAIL 1.0%
  Target Corp.                                          20,800        1,081,808
  Federated Department Stores,
      Inc.+                                              6,444          470,412
  Kohl's Corp.*+                                         8,160          432,562
  J.C. Penney Holding Co., Inc.+                         5,505          332,557
  Sears Holdings Corp.*                                  2,360          312,086
  Nordstrom, Inc.                                        5,170          202,561
  Dollar General Corp.+                                  7,490          132,348
  Family Dollar Stores, Inc.                             3,670           97,622
  Dillard's, Inc. -- Class A+                            1,460           38,018
  Big Lots, Inc.*+                                       2,700           37,692
                                                                 --------------

TOTAL MULTILINE RETAIL                                                3,137,666
                                                                 --------------
  HOUSEHOLD DURABLES 0.7%
  Fortune Brands, Inc.                                   3,460          278,980
  D.R. Horton, Inc.+                                     6,429          213,571
  Lennar Corp. -- Class A                                3,240          195,631
  Pulte Homes, Inc.+                                     5,058          194,328
  Centex Corp.+                                          2,911          180,453

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Harman International                                   1,550   $      172,252
      Industries, Inc.+
  Newell Rubbermaid, Inc.+                               6,500          163,735
  Black & Decker Corp.+                                  1,832          159,182
  Whirlpool Corp.                                        1,615          147,724
  KB Home+                                               1,817          118,069
  Leggett & Platt, Inc.                                  4,322          105,327
  Stanley Works+                                         1,712           86,730
  Snap-On, Inc.                                          1,380           52,606
  Maytag Corp.                                           1,905           40,634
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              2,109,222
                                                                 --------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B+                                 4,480          381,248
  Coach, Inc.*                                           9,070          313,641
  VF Corp.                                               2,091          118,978
  Liz Claiborne, Inc.+                                   2,495          102,245
  Jones Apparel Group, Inc.                              2,696           95,357
                                                                 --------------

TOTAL TEXTILES & APPAREL                                              1,011,469
                                                                 --------------
  AUTOMOBILES 0.3%
  Ford Motor Co.+                                       44,115          351,155
  Harley-Davidson, Inc.+                                 6,454          334,834
  General Motors Corp.+                                 13,380          284,593
                                                                 --------------

TOTAL AUTOMOBILES                                                       970,582
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                                     6,800          193,392
  Mattel, Inc.                                           9,200          166,796
  Hasbro, Inc.                                           4,206           88,747
  Brunswick Corp.                                        2,254           87,590
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      536,525
                                                                 --------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                 4,590          348,519
  Goodyear Tire & Rubber Co.*+                           4,195           60,743
  Cooper Tire & Rubber Co.                               1,450           20,793
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   430,055
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Apollo Group, Inc. -- Class A*+                        3,330          174,858

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  H&R Block, Inc.                                        7,753   $      167,853
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    342,711
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.*+                                     7,304          266,669
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         266,669
                                                                 --------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                      4,095          179,484
                                                                 --------------

TOTAL DISTRIBUTORS                                                      179,484
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         28,303,412
                                                                 --------------
ENERGY 8.5%
  OIL & GAS 6.8%
  Exxon Mobil Corp.+                                   144,490        8,793,661
  Chevron Corp.                                         52,684        3,054,092
  ConocoPhillips+                                       32,620        2,059,953
  Occidental Petroleum Corp.+                           10,190          944,104
  Valero Energy Corp.                                   14,707          879,184
  Burlington Resources, Inc.                             8,893          817,356
  Marathon Oil Corp.+                                    8,680          661,156
  Devon Energy Corp.                                    10,463          640,022
  Anadarko Petroleum Corp.+                              5,454          550,909
  Apache Corp.                                           7,818          512,157
  EOG Resources, Inc.+                                   5,745          413,640
  XTO Energy, Inc.                                       8,586          374,092
  Williams Cos., Inc.+                                  14,075          301,064
  Chesapeake Energy Corp.+                               8,840          277,664
  Amerada Hess Corp.                                     1,890          269,136
  Kerr-McGee Corp.                                       2,742          261,806
  Sunoco, Inc.                                           3,146          244,035
  Kinder Morgan, Inc.                                    2,490          229,055
  Murphy Oil Corp.+                                      3,910          194,796
  El Paso Corp.                                         15,603          188,016
                                                                 --------------

TOTAL OIL & GAS                                                      21,665,898
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.7%
  Schlumberger Ltd.+                                    13,985        1,770,081
  Halliburton Co.+                                      12,220          892,304
  Transocean, Inc.*+                                     7,709          619,033
  Baker Hughes, Inc.+                                    8,098          553,903
  Weatherford International Ltd.*+                       8,250          377,438
  Nabors Industries Ltd.*+                               3,743          267,924

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  BJ Services Co.+                                       7,670   $      265,382
  National-Oilwell Varco, Inc.*+                         4,130          264,816
  Noble Corp.+                                           3,250          263,575
  Rowan Cos., Inc.                                       2,595          114,076
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     5,388,532
                                                                 --------------

TOTAL ENERGY                                                         27,054,430
                                                                 --------------
CONSUMER STAPLES 8.1%
  FOOD & DRUG RETAILING 2.1%
  Wal-Mart Stores, Inc.                                 59,115        2,792,593
  Walgreen Co.                                          23,951        1,033,007
  Costco Wholesale Corp.                                11,200          606,592
  CVS Corp.                                             19,345          577,835
  Sysco Corp.+                                          14,650          469,532
  Kroger Co.*+                                          17,170          349,581
  Safeway, Inc.+                                        10,640          267,277
  Albertson's, Inc.+                                     8,726          223,996
  Whole Foods Market, Inc.+                              3,290          218,588
  Supervalu, Inc.+                                       3,225           99,395
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           6,638,396
                                                                 --------------
  HOUSEHOLD PRODUCTS 1.9%
  Procter & Gamble Co.                                  77,830        4,484,565
  Colgate-Palmolive Co.                                 12,192          696,163
  Kimberly-Clark Corp.                                  10,901          630,078
  Clorox Co.                                             3,550          212,467
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                              6,023,273
                                                                 --------------
  BEVERAGES 1.8%
  PepsiCo, Inc.                                         39,200        2,265,368
  Coca-Cola Co.                                         48,753        2,041,288
  Anheuser-Busch Cos., Inc.+                            18,370          785,685
  Brown-Forman Corp. -- Class B                          1,970          151,631
  Coca-Cola Enterprises, Inc.                            7,181          146,061
  Constellation Brands, Inc. -- Class A*+                4,671          117,009
  Pepsi Bottling Group, Inc.                             3,205           97,400
  Molson Coors Brewing Co. -- Class B                    1,360           93,323
                                                                 --------------

TOTAL BEVERAGES                                                       5,697,765
                                                                 --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  TOBACCO 1.2%
  Altria Group, Inc.                                    49,380   $    3,499,067
  Reynolds American, Inc.+                               2,021          213,215
  UST, Inc.+                                             3,875          161,200
                                                                 --------------

TOTAL TOBACCO                                                         3,873,482
                                                                 --------------
  FOOD PRODUCTS 0.9%
  Archer-Daniels-Midland Co.                            15,466          520,431
  General Mills, Inc.                                    8,430          427,233
  Sara Lee Corp.                                        17,990          321,661
  H.J. Heinz Co.                                         7,930          300,706
  WM Wrigley Jr Co.+                                     4,204          269,056
  ConAgra Foods, Inc.+                                  12,293          263,808
  Kellogg Co.                                            5,952          262,126
  Hershey Co.                                            4,244          221,664
  Campbell Soup Co.                                      4,356          141,134
  Dean Foods Co.*                                        3,180          123,479
  McCormick & Co., Inc.                                  3,142          106,388
  Tyson Foods, Inc. -- Class A                           5,960           81,890
                                                                 --------------

TOTAL FOOD PRODUCTS                                                   3,039,576
                                                                 --------------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc.+                                  10,656          332,147
  Estee Lauder Cos., Inc. -- Class A+                    2,824          105,025
  Alberto-Culver Co. -- Class B                          1,790           79,172
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 516,344
                                                                 --------------

TOTAL CONSUMER STAPLES                                               25,788,836
                                                                 --------------
TELECOMMUNICATION SERVICES 2.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  AT&T, Inc.+                                           91,803        2,482,353
  Verizon Communications, Inc.                          69,261        2,359,030
  BellSouth Corp.                                       42,540        1,474,011
  Qwest Communications
      International, Inc.*+                             36,710          249,628
  CenturyTel, Inc.                                       3,104          121,428

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Citizens Communications Co.+                           7,771   $      103,121
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          6,789,571
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  Sprint Nextel Corp.                                   70,207        1,814,149
  Alltel Corp.+                                          9,177          594,211
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             2,408,360
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      9,197,931
                                                                 --------------
UTILITIES 2.7%
  ELECTRIC UTILITIES 1.4%
  Exelon Corp.+                                         15,790          835,291
  Southern Co.+                                         17,550          575,113
  TXU Corp.                                             10,950          490,122
  FPL Group, Inc.+                                       9,550          383,337
  FirstEnergy Corp.+                                     7,805          381,665
  Entergy Corp.                                          4,920          339,185
  Edison International+                                  7,708          317,415
  American Electric Power Co., Inc.+                     9,317          316,964
  PPL Corp.                                              8,997          264,512
  Progress Energy, Inc.+                                 5,975          262,781
  Cinergy Corp.                                          4,716          214,154
  Allegheny Energy, Inc.*+                               3,860          130,661
  Pinnacle West Capital Corp.                            2,350           91,885
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              4,603,085
                                                                 --------------
  MULTI-UTILITIES 1.3%
  Duke Energy Corp.+                                    21,960          640,134
  Dominion Resources, Inc./VA+                           8,219          567,357
  Public Service Enterprise Group, Inc.+                 5,933          379,949
  PG&E Corp.+                                            8,174          317,969
  Sempra Energy                                          6,110          283,871
  AES Corp.*+                                           15,520          264,771
  Consolidated Edison, Inc.+                             5,811          252,778
  Ameren Corp.+                                          4,840          241,129
  Constellation Energy Group, Inc.                       4,220          230,876
  Xcel Energy, Inc.+                                     9,565          173,605
  DTE Energy Co.+                                        4,212          168,859
  KeySpan Corp.                                          4,130          168,793

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  NiSource, Inc.+                                        6,450   $      130,419
  CenterPoint Energy, Inc.+                              7,345           87,626
  TECO Energy, Inc.                                      4,930           79,472
  CMS Energy Corp.*+                                     5,221           67,612
  Dynegy, Inc. -- Class A*+                              7,130           34,224
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 4,089,444
                                                                 --------------
  GAS UTILITIES 0.0%
  Nicor, Inc.+                                           1,053           41,657
  Peoples Energy Corp.+                                    915           32,610
                                                                 --------------

TOTAL GAS UTILITIES                                                      74,267
                                                                 --------------

TOTAL UTILITIES                                                       8,766,796
                                                                 --------------
MATERIALS 2.7%
  CHEMICALS 1.3%
  Dow Chemical Co.                                      22,893          929,456
  E.I. du Pont de Nemours and
      Co.+                                              21,770          918,912
  Monsanto Co.+                                          6,374          540,196
  Praxair, Inc.                                          7,636          421,125
  Air Products & Chemicals, Inc.                         5,270          354,091
  PPG Industries, Inc.                                   3,913          247,888
  Rohm & Haas Co.                                        3,410          166,647
  Ecolab, Inc.+                                          4,306          164,489
  Ashland, Inc.                                          1,690          120,125
  Engelhard Corp.                                        2,935          116,255
  Sigma-Aldrich Corp.                                    1,578          103,817
  Eastman Chemical Co.                                   1,931           98,829
  International Flavors &
      Fragrances, Inc.                                   1,874           64,316
  Hercules, Inc.*+                                       2,667           36,805
  Tronox, Inc.*                                              1               13
                                                                 --------------

TOTAL CHEMICALS                                                       4,282,964
                                                                 --------------
  METALS & MINING 0.8%
  Alcoa, Inc.                                           20,634          630,575
  Newmont Mining Corp.                                  10,570          548,477
  Phelps Dodge Corp.+                                    4,820          388,155
  Nucor Corp.+                                           3,680          385,627
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                             4,350          260,000
  United States Steel Corp.+                             2,581          156,615

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Allegheny Technologies, Inc.+                          2,050   $      125,419
                                                                 --------------

TOTAL METALS & MINING                                                 2,494,868
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.3%
  Weyerhaeuser Co.+                                      5,760          417,197
  International Paper Co.                               11,665          403,259
  MeadWestvaco Corp.                                     4,290          117,160
  Louisiana-Pacific Corp.+                               2,510           68,272
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                         1,005,888
                                                                 --------------
  CONTAINERS & PACKAGING 0.2%
  Temple-Inland, Inc.                                    2,622          116,810
  Sealed Air Corp.                                       1,930          111,689
  Ball Corp.                                             2,470          108,260
  Pactiv Corp.*                                          3,390           83,191
  Bemis Co.                                              2,490           78,634
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            498,584
                                                                 --------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                                   2,385          206,660
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            206,660
                                                                 --------------

TOTAL MATERIALS                                                       8,488,964
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $201,699,042)                                               278,242,496
                                                                 --------------

                                                         FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 7.7%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                                20,975,129       20,975,129
Lehman Brothers, Inc. at 4.40%
  due 04/03/06                                $      3,482,435        3,482,435

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------

                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $24,457,564)                                                 24,457,564
                                                                 --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 12.5%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank.           39,752,495       39,752,495
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $39,752,495)                                                   39,752,495
                                                                 ==============
TOTAL INVESTMENTS 107.7%
  (Cost $265,909,101)                                            $  342,452,555
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.7)%                                                $  (24,569,022)
                                                                 --------------
NET ASSETS - 100.0%                                              $  317,883,533

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $78,435,600)                                 1,203   $        8,468
                                                                 --------------

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2006 Goldman S&P 500 Index
Swap, Maturing 06/29/06**
  (Notional Market Value  $256,491,049)                198,089   $      211,100
June 2006 Lehman S&P 500 Index
Swap, Maturing 06/14/06**
  (Notional Market Value $25,474,890)                   19,674           91,001
                                                                 --------------
(TOTAL NOTIONAL MARKET VALUE $281,965,940)                       $      302,101
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 49.5%
Federal Home Loan Bank*
  4.57% due 05/24/06                           $     50,000,000   $  49,676,291
Freddie Mac*
  4.38% due 04/18/06                                 50,000,000      49,908,750
  4.57% due 04/18/06                                 50,000,000      49,904,792
  4.51% due 05/09/06                                 50,000,000      49,774,500
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $199,264,333)                                               199,264,333
                                                                  -------------

                                                      CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
  April 2006 S&P 500 Index
  Futures Contracts
    Expiring April 2006 with
    strike price of 1550                                    500              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $8,250)                                                              --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 50.4%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $    130,386,168     130,386,168
Credit Suisse at
  4.50% due 04/03/06                                 42,908,089      42,908,089
Lehman Brothers, Inc. at 4.40%
  due 04/03/06                                       29,969,531      29,969,531
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $203,263,788)                                               203,263,788
                                                                  -------------
TOTAL INVESTMENTS 99.9%
  (Cost $402,536,371)                                             $ 402,528,121
                                                                  -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                              $     218,151
                                                                  -------------
NET ASSETS - 100.0%                                               $ 402,746,272

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $174,540,400)                                 2,677   $     180,997
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
S&P 500 Index Swap, Maturing 6/14/06**
  (Notional Market Value $220,800,078)                  170,524   $    (940,669)
S&P 500 Index Swap, Maturing 6/29/06**
  (Notional Market Value $406,837,876)                  314,201        (342,084)
(TOTAL NOTIONAL MARKET VALUE $627,637,954)                        $  (1,282,753)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 82.1%
INFORMATION TECHNOLOGY 51.0%
  SOFTWARE 13.3%
  Microsoft Corp.                                     1,149,060   $  31,265,922
  Oracle Corp.*                                         693,030       9,487,581
  Adobe Systems, Inc.*+                                 190,430       6,649,816
  Symantec Corp.*                                       351,980       5,923,823
  Electronic Arts, Inc.*                                 98,790       5,405,789
  Intuit, Inc.*+                                         72,030       3,831,276
  Autodesk, Inc.*                                        77,710       2,993,389
  Citrix Systems, Inc.*+                                 67,500       2,558,250
  Cadence Design Systems, Inc.*+                         95,340       1,762,837
  BEA Systems, Inc.*                                    132,270       1,736,705
  Red Hat, Inc.*+                                        56,790       1,588,984
  Check Point Software
      Technologies Ltd.*+                                77,900       1,559,558
  Activision, Inc.*+                                     79,200       1,092,168
                                                                  -------------

TOTAL SOFTWARE                                                       75,856,098
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 10.9%
  Qualcomm, Inc.                                        645,500      32,668,755
  Cisco Systems, Inc.*                                  710,060      15,387,000
  Research In Motion, Ltd.*+                             59,880       5,082,615
  JDS Uniphase Corp.*+                                  620,320       2,586,734
  Juniper Networks, Inc.*+                              119,530       2,285,414
  Comverse Technology, Inc.*+                            67,670       1,592,275
  Telefonaktiebolaget LM
      Ericsson -- SP ADR+                                38,720       1,460,518
  Tellabs, Inc.*+                                        82,640       1,313,976
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                       62,377,287
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.1%
  Intel Corp.                                           665,680      12,880,908
  Broadcom Corp. -- Class A*+                           136,920       5,909,467
  Maxim Integrated Products, Inc.+                      144,550       5,370,033
  Marvell Technology Group Ltd.*+                        88,470       4,786,227
  Linear Technology Corp.+                              131,960       4,629,157
  Applied Materials, Inc.+                              264,140       4,625,091
  Xilinx, Inc.                                          147,760       3,761,970
  KLA-Tencor Corp.+                                      77,550       3,750,318
  Altera Corp.*+                                        164,730       3,400,027
  Nvidia Corp.*+                                         54,320       3,110,363
  Microchip Technology, Inc.                             57,230       2,077,449

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Lam Research Corp.*                                    46,670   $   2,006,810
  ATI Technologies, Inc.                                 79,380       1,363,748
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        57,671,568
                                                                  -------------
  COMPUTERS & PERIPHERALS 7.5%
  Apple Computer, Inc.*                                 382,470      23,988,518
  Dell, Inc.*+                                          279,780       8,326,253
  Network Appliance, Inc.*+                             125,490       4,521,405
  Sandisk Corp.*+                                        57,520       3,308,550
  Sun Microsystems, Inc.*+                              482,890       2,477,226
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                        42,621,952
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 6.5%
  Google, Inc. -- Class A*                               39,220      15,295,800
  eBay, Inc.*+                                          339,020      13,242,121
  Yahoo!, Inc.*+                                        220,240       7,104,942
  VeriSign, Inc.*+                                       74,520       1,787,735
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                   37,430,598
                                                                  -------------
  IT CONSULTING & SERVICES 2.1%
  Paychex, Inc.                                         116,170       4,839,642
  Fiserv, Inc.*+                                         74,570       3,172,954
  Cognizant Technology
      Solutions Corp.*                                   43,310       2,576,512
  CheckFree Corp.*+                                      28,070       1,417,535
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                       12,006,643
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
  Flextronics International Ltd.                        200,950       2,079,832
  CDW Corp.+                                             26,990       1,588,362
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              3,668,194
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                        291,632,340
                                                                  -------------
CONSUMER DISCRETIONARY 12.9%
  MEDIA 4.2%
  Comcast Corp. -- Class A*+                            308,120       8,060,419
  NTL, Inc.*                                            100,260       2,918,569
  Pixar*                                                 39,150       2,511,081
  Sirius Satellite Radio, Inc.*+                        465,490       2,364,689
  EchoStar Communications Corp.*+                        70,570       2,107,926

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  XM Satellite Radio Holdings,                           85,310   $   1,899,854
      Inc.+
  Liberty Global, Inc. -- Class A*                       77,640       1,589,291
  Lamar Advertising Co.*+                                27,970       1,471,781
  Discovery Holding Co. -- Class A                       76,340       1,145,100
                                                                  -------------

TOTAL MEDIA                                                          24,068,710
                                                                  -------------
  HOTELS, RESTAURANTS & LEISURE 2.7%
  Starbucks Corp.*                                      342,970      12,909,391
  Wynn Resorts Ltd.*+                                    35,030       2,692,055
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                  15,601,446
                                                                  -------------
  SPECIALTY RETAIL 2.3%
  Bed Bath & Beyond, Inc.*                              129,020       4,954,368
  Staples, Inc.+                                        157,680       4,023,993
  Urban Outfitters, Inc.*                                55,700       1,366,878
  Ross Stores, Inc.                                      45,990       1,342,448
  Petsmart, Inc.+                                        44,820       1,261,235
                                                                  -------------

TOTAL SPECIALTY RETAIL                                               12,948,922
                                                                  -------------
  INTERNET & CATALOG RETAIL 1.5%
  Amazon.com, Inc.*+                                     89,450       3,265,820
  IAC/InterActiveCorp*+                                 107,620       3,171,561
  Expedia, Inc.*+                                       110,670       2,243,281
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                       8,680,662
                                                                  -------------
  MULTILINE RETAIL 1.3%
  Sears Holdings Corp.*                                  54,400       7,193,856
                                                                  -------------

TOTAL MULTILINE RETAIL                                                7,193,856
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Apollo Group, Inc. -- Class A*+                        56,720       2,978,367
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,978,367
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 0.4%
  Garmin Ltd.+                                           32,430   $   2,575,915
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              2,575,915
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         74,047,878
                                                                  -------------
HEALTH CARE 12.3%
  BIOTECHNOLOGY 8.6%
  Amgen, Inc.*                                          184,350      13,411,462
  Gilead Sciences, Inc.*                                147,080       9,151,318
  Genzyme Corp.*+                                       104,610       7,031,884
  Biogen Idec, Inc.*                                    120,820       5,690,622
  Celgene Corp.*+                                       110,880       4,903,114
  Chiron Corp.*                                          89,180       4,085,336
  Medimmune, Inc.*+                                      84,610       3,095,034
  Amylin Pharmaceuticals, Inc.*+                         34,700       1,698,565
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                  49,067,335
                                                                  -------------
  PHARMACEUTICALS 1.4%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+                        159,920       6,585,505
  Sepracor, Inc.*                                        33,280       1,624,397
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 8,209,902
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
  Biomet, Inc.+                                         107,700       3,825,504
  DENTSPLY International, Inc.                           24,360       1,416,534
  Intuitive Surgical, Inc.*+                             11,450       1,351,100
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                6,593,138
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Express Scripts, Inc.*+                                42,200       3,709,380
  Patterson Cos., Inc.*+                                 42,850       1,508,320
  Lincare Holdings, Inc.*                                30,280       1,179,709
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,397,409
                                                                  -------------

TOTAL HEALTH CARE                                                    70,267,784
                                                                  -------------

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 3.6%
  MACHINERY 1.1%
  Paccar, Inc.+                                          61,150   $   4,309,852

  Joy Global, Inc.                                       39,050       2,334,019
                                                                  -------------

TOTAL MACHINERY                                                       6,643,871
                                                                  -------------
  AIR FREIGHT & COURIERS 1.0%
  Expeditors International
      Washington, Inc.+                                  33,820       2,921,710
  CH Robinson Worldwide, Inc.                            54,090       2,655,278
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                          5,576,988
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp.+                                          65,120       2,775,415
  Monster Worldwide, Inc.*                               43,320       2,159,935
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  4,935,350
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                          46,660       2,208,884
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                2,208,884
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.2%
  American Power Conversion Corp.                        63,440       1,466,098
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            1,466,098
                                                                  -------------

TOTAL INDUSTRIALS                                                    20,831,191
                                                                  -------------
CONSUMER STAPLES 1.3%
  FOOD & DRUG RETAILING 1.3%
  Costco Wholesale Corp.                                 80,530       4,361,505
  Whole Foods Market, Inc.+                              44,000       2,923,360
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           7,284,865
                                                                  -------------

TOTAL CONSUMER STAPLES                                                7,284,865
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.5%
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  NII Holdings, Inc. -- Class B*+                         47,770  $   2,816,997
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             2,816,997
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      2,816,997
                                                                  -------------
ENERGY 0.3%
  ENERGY EQUIPMENT & SERVICES 0.3%
  Patterson-UTI Energy, Inc.                             56,370       1,801,585
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,801,585
                                                                  -------------

TOTAL ENERGY                                                          1,801,585
                                                                  -------------
MATERIALS 0.2%
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.+                                   20,860       1,372,379
                                                                  -------------

TOTAL CHEMICALS                                                       1,372,379
                                                                  -------------

TOTAL MATERIALS                                                       1,372,379
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $310,807,638)                                               470,055,019
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 14.9%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
 4.53% due 04/03/206                           $     78,867,293      78,867,293
Lehman Brothers, Inc. at 4.40%
  due 04/03/06                                        1,824,735       1,827,735
Morgan Stanley at 4.40% due
  04/03/06                                            4,356,466       4,356,566
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $85,048,494)                                                 85,048,494
                                                                  -------------

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 13.4%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank             76,648,506   $  76,648,506
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $76,648,506)                                                   76,648,506
                                                                  -------------
TOTAL INVESTMENTS 110.4%
  (Cost $472,504,638)                                             $ 631,752,019
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.4)%                                                $ (59,382,575)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 572,369,444

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Nasdaq 100 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $205,891,400)                                 5,980   $     932,611
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2006 Nasdaq 100  Index
Swap,  Maturing 06/28/06**
  (Notional Market Value $449,337,862)                  263,749   $   7,407,427
June 2006 Nasdaq 100 Index
Swap, Maturing 06/14/06**
  (Notional Market Value $20,504,122)                    12,035         296,972
(TOTAL NOTIONAL MARKET VALUE $469,841,984)                        $   7,704,399
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 51.2%
Federal Home Loan Bank*
  4.45% due 04/17/06                           $     50,000,000   $  49,913,472
  4.66% due 06/14/06                                 50,000,000      49,534,000
  4.31% due 04/05/06                                 25,000,000      24,994,014
Freddie Mac*
  4.61% due 06/19/06                                 50,000,000      49,506,986
  4.76% due 07/18/06                                 50,000,000      49,299,223
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $223,247,695)                                               223,247,695
                                                                  -------------

                                                      CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
  April 2006 Nasdaq 100 Index
  Futures Contracts
    Expiring April 2006 with
    strike price of 2300                                  1,000              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $14,000)                                                             --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 51.3%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $    120,608,097     120,608,097
Credit Suisse at
  4.50% due 04/03/06                                 79,541,610      79,541,610
Lehman Brothers, Inc. at
  4.40% due 04/03/06                                 23,953,869      23,953,869
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $224,103,576)                                               224,103,576
                                                                  -------------
TOTAL INVESTMENTS 102.5%
  (Cost $447,365,271)                                             $ 447,351,271
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.5)%                                                 $ (11,122,545)
                                                                  -------------
Net Assets - 100.0%                                               $ 436,228,726

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 Nasdaq 100 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $57,119,370)                                  1,659   $    (569,403)
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2006 Nasdaq 100 Index
  Swap, Maturing 06/29/06**
(Notional Market Value $666,428,944)             391,175            (11,604,226)
June 2006 Nasdaq 100 Index
  Swap, Maturing 06/14/06**
(Notional Market Value $151,722,361)              89,057             (2,301,721)
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $818,151,305)                          (13,905,947)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

LONG DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 76.5%
INDUSTRIALS 19.9%
  AEROSPACE & DEFENSE 9.8%
  Boeing Co.+                                            13,180   $   1,027,117
  United Technologies Corp.                              13,176         763,813
  Honeywell International, Inc.                          13,180         563,709
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             2,354,639
                                                                  -------------
  INDUSTRIAL CONGLOMERATES 6.1%
  3M Co.                                                 13,180         997,594
  General Electric Co.                                   13,180         458,400
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,455,994
                                                                  -------------
  MACHINERY 4.0%
  Caterpillar, Inc.                                      13,180         946,456
                                                                  -------------

TOTAL MACHINERY                                                         946,456
                                                                  -------------

TOTAL INDUSTRIALS                                                     4,757,089
                                                                  -------------
CONSUMER STAPLES 12.0%
  TOBACCO 3.9%
  Altria Group, Inc.                                     13,180         933,935
                                                                  -------------

TOTAL TOBACCO                                                           933,935
                                                                  -------------
  HOUSEHOLD PRODUCTS 3.2%
  Procter & Gamble Co.                                   13,180         759,431
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                759,431
                                                                  -------------
  FOOD & DRUG RETAILING 2.6%
  Wal-Mart Stores, Inc.                                  13,180         622,623
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             622,623
                                                                  -------------
  BEVERAGES 2.3%
  Coca-Cola Co.                                          13,180         551,847
                                                                  -------------

TOTAL BEVERAGES                                                         551,847
                                                                  -------------

TOTAL CONSUMER STAPLES                                                2,867,836
                                                                  -------------
FINANCIALS 11.4%
  DIVERSIFIED FINANCIALS 4.9%
  Citigroup, Inc.                                        13,180         622,623

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  J.P. Morgan Chase & Co.                                13,183   $     548,940
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,171,563
                                                                  -------------
  INSURANCE 3.6%
  American International Group,
      Inc.                                               13,180         871,066
                                                                  -------------

TOTAL INSURANCE                                                         871,066
                                                                  -------------
  CONSUMER FINANCE 2.9%
  American Express Co.                                   13,180         692,609
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  692,609
                                                                  -------------

TOTAL FINANCIALS                                                      2,735,238
                                                                  -------------
INFORMATION TECHNOLOGY 8.9%
  COMPUTERS & PERIPHERALS 6.3%
  International Business Machines Corp.                  13,180       1,086,954
  Hewlett-Packard Co.                                    13,180         433,622
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,520,576
                                                                  -------------
  SOFTWARE 1.5%
  Microsoft Corp.                                        13,180         358,628
                                                                  -------------

TOTAL SOFTWARE                                                          358,628
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.1%
  Intel Corp.                                            13,180         255,033
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           255,033
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,134,237
                                                                  -------------
CONSUMER DISCRETIONARY 6.9%
  SPECIALTY RETAIL 2.3%
  Home Depot, Inc.+                                      13,180         557,514
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  557,514
                                                                  -------------

--------------------------------------------------------------------------------

LONG DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  HOTELS, RESTAURANTS & LEISURE 1.9%
  McDonald's Corp.                                       13,180   $     452,865
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     452,865
                                                                  -------------
  MEDIA 1.5%
  The Walt Disney Co.+                                   13,180         367,590
                                                                  -------------

TOTAL MEDIA                                                             367,590
                                                                  -------------
  AUTOMOBILES 1.2%
  General Motors Corp.+                                  13,180         280,339
                                                                  -------------

TOTAL AUTOMOBILES                                                       280,339
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          1,658,308
                                                                  -------------
HEALTH CARE 6.6%
  PHARMACEUTICALS 6.6%
  Johnson & Johnson, Inc.                                13,180         780,520
  Merck & Co., Inc.                                      13,180         464,331
  Pfizer, Inc.                                           13,180         328,446
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,573,297
                                                                  -------------

TOTAL HEALTH CARE                                                     1,573,297
                                                                  -------------
MATERIALS 4.0%
  CHEMICALS 2.3%
  E.I. du Pont de Nemours and Co.+                       13,180         556,328
                                                                  -------------

TOTAL CHEMICALS                                                         556,328
                                                                  -------------
  METALS & MINING 1.7%
  Alcoa, Inc.                                            13,179         402,750
                                                                  -------------

TOTAL METALS & MINING                                                   402,750
                                                                  -------------

TOTAL MATERIALS                                                         959,078
                                                                  -------------
TELECOMMUNICATION SERVICES 3.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
  Verizon Communications, Inc.                           13,176         448,775

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  AT&T, Inc.+                                            13,180   $     356,387
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            805,162
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        805,162
                                                                  -------------
ENERGY 3.4%
  OIL & GAS 3.4%
  Exxon Mobil Corp.+                                     13,180         802,135
                                                                  -------------

TOTAL OIL & GAS                                                         802,135
                                                                  -------------

TOTAL ENERGY                                                            802,135
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $15,829,976)                                                 18,292,380
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 13.2%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               $  2,170,326       2,170,326

Lehman Brothers, Inc. at 4.40%
  due 04/03/06                                          987,123         987,123
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,157,449)                                                   3,157,449
                                                                  -------------
SECURITIES LENDING COLLATERAL 3.8%
Investment in Securities Lending Short Term
  Investment Portfolio held by
      U.S. Bank                                         917,640         917,640
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $917,640)                                                         917,640
                                                                  =============
TOTAL INVESTMENTS 93.5%
  (Cost $19,905,065)                                              $  22,367,469
                                                                  -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 6.5%                                              $   1,547,476
                                                                  -------------

--------------------------------------------------------------------------------

LONG DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $  23,914,945

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $20,498,785)                                    367   $      40,785
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2006 Dow Jones Industrial
Average Index Swap, Maturing 06/14/06*
  (Notional Market Value $9,322,885)                         839  $    (17,883)
                                                                  ------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 104.3%
Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
  4.53% due 04/03/06                             $   36,992,985   $  36,992,985
Lehman Brothers, Inc. at 4.40%
  due 04/03/06                                        9,463,009       9,463,009
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $46,455,994)                                                 46,455,994
                                                                  -------------
TOTAL INVESTMENTS 104.3%
  (Cost $46,455,994)                                              $  46,455,994
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.3)%                                                 $  (1,907,889)
                                                                  -------------
NET ASSETS - 100.0%                                                  44,548,105

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $15,080,850)                                    270   $     221,520
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2006 Dow Jones Industrial
Average Index Swap, Maturing 6/14/06*
  (Notional Market Value $74,268,287)                     6,685   $     282,414
                                                                  -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on May 24, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2006


                                                /s/ Carl G. Verboncoeur
                                                --------------------------
                                                Carl G. Verboncoeur,
                                                President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2006


                                                /s/ Nick Bonos
                                                --------------------------
                                                Nick Bonos,
                                                Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Rydex Dynamic Funds
             -------------------------------------------------------------------


By (Signature and Title)*    /s/ Carl G. Verboncoeur
                          ------------------------------------------------------
                                      Carl G. Verboncoeur, President

Date                                  May 24, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                      Carl G. Verboncoeur, President

Date                                  May 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*             /s/ Nick Bonos
                         -------------------------------------------------------
                                      Nick Bonos, Vice President and Treasurer

Date                                  May 24, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.